Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025
DevvStream Corp [Member]
Accounts Payable and Accrued Liabilities (Tables) [Line Items]
Schedule of Accounts Payable and Accrued Liabilities
	April 30, 2026	July 31, 2025
Accounts payable	$1,691,915	$1,113,372
Accrued liabilities	5,470,067	7,059,064
Excise taxes payable	2,410,973	2,410,973
Income taxes payable	99,256	99,256
	9,672,211	10,682,665
Accounts payable, related parties	11,354	271,919
Accrued liabilities, related parties	22,917	523,071
	$9,706,482	$11,477,655

	July 31, 2025	July 31, 2024
Accounts payable	$1,113,372	$5,503,968
Accrued liabilities	7,059,064	492,925
Excise taxes payable	2,410,973	—
Income taxes payable	99,256	101,009
	$10,682,665	$6,097,902
Accounts payable, related parties	271,919	145,149
Accrued liabilities, related parties	523,071	332,923
	$11,477,655	$6,575,974